S-K 1603(a)(7) Sponsor Controlling Persons	Feb. 02, 2026
Michael James McMullen [Member]
SPAC Sponsor Controlling Person [Line Items]
SPAC Sponsor Controlling Person Name	Michael James McMullen
Morné Engelbrecht [Member]
SPAC Sponsor Controlling Person [Line Items]
SPAC Sponsor Controlling Person Name	Morné Engelbrecht
Christopher Rosario [Member]
SPAC Sponsor Controlling Person [Line Items]
SPAC Sponsor Controlling Person Name	Christopher Rosario